Leases - Summary of Amounts Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Statement of profit or loss and other comprehensive income [abstract]
Depreciation	$ (140)	$ (1,030)	$ (1,412)	$ (1,432)
Interest on lease liabilities	(24)	(125)	(221)	(146)
Expenses relating to short-term lease and low value assets	$ (390)	$ (1,666)	$ (1,769)	$ (1,568)